SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2022, up to the date that the audited consolidated financial statements were available to be issued.

On January 17, 2023, the Company entered into a definitive agreement to acquire 100% interest in a profitable, nutritional supplements sales and marketing company based in Florida, USA. The transaction is subject to customary closing conditions and is expected to be completed by April 30, 2023.